Credit from Banks and Others (Yearly movement in Credit from Banks and Others) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Balance at the begining of the year	$ 3,227	$ 3,399
Receipt of long-term debt	1,746	966	$ 1,278
Repayment of long-term debt	(2,115)	(1,387)	(1,365)
Repayment of short-term credit, net of receipt	(283)	147	14
Interest paid	(103)	(111)	(112)
Effect of changes in foreign exchange rates	(63)	101
Other changes	33	112
Balance at the end of the year	$ 2,442	$ 3,227	$ 3,399